UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096
                                                     ---------

                                 The Torray Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                             The Torray Corporation
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                    ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE TORRAY FUND  AS OF:                                           MARCH 31, 2005

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

               SHARES                                            MARKET VALUE**
               ------                                            ---------------

CASH & EQUIVALENTS  2.55%                                        $    39,972,806

COMMON STOCK       97.45%

    27.23% DIVERSIFIED FINANCIAL SERVICES
            1,099,500      Franklin Resources, Inc.                   75,480,675
              899,000      AMBAC Financial Group, Inc.                67,200,250
              187,805      Markel Corporation *                       64,832,164
              401,700      The Goldman Sachs Group, Inc.              44,182,983
            1,581,400      Allied Capital Corporation                 41,274,540
              793,800      American Express Company                   40,777,506
              228,400      Fairfax Financial Holdings Ltd.            34,145,800
              411,700      American International Group, Inc.         22,812,297
              614,762      JPMorgan Chase & Co.                       21,270,765
            1,546,400      LaBranche & Co. Inc.*                      14,381,520
                                                                 ---------------
                                                                     426,358,500
    12.17% MEDIA & ENTERTAINMENT
            2,674,800      Univision Communications Inc.*             74,065,212
            2,005,700      The Walt Disney Company                    57,623,761
              794,300      Clear Channel Communications, Inc.         27,379,521
              624,800      Tribune Company                            24,910,776
               82,800      Gannett Co., Inc.                           6,547,824
                                                                 ---------------
                                                                     190,527,094
    10.56% DIVERSIFIED MANUFACTURING
              805,000      Illinois Tool Works Inc.                   72,071,650
              989,400      General Electric Company                   35,677,764
              497,800      Emerson Electric Company                   32,322,154
              472,400      Danaher Corporation                        25,230,884
                                                                 ---------------
                                                                     165,302,452
     8.10% DIVERSIFIED MEDICAL PRODUCTS
            1,032,100      Abbott Laboratories                        48,116,502
              793,700      Medtronic, Inc.                            40,439,015
              569,900      Johnson & Johnson                          38,274,484
                                                                 ---------------
                                                                     126,830,001
     7.15% DATA PROCESSING & MGMT
            1,836,700      First Data Corporation                     72,200,677
              884,700      Automatic Data Processing, Inc.            39,767,265
                                                                 ---------------
                                                                     111,967,942
     6.98% AEROSPACE & DEFENSE
            1,051,200      Honeywell International Inc.               39,115,152
              346,500      United Technologies Corporation            35,225,190
              327,100      General Dynamics Corporation               35,016,055
                                                                 ---------------
                                                                     109,356,397
     5.16% PHARMACEUTICALS
            1,085,400      Amgen Inc.*                                63,181,134
              673,000      Pfizer Inc.                                17,679,710
                                                                 ---------------
                                                                      80,860,844
     3.91% HEALTH CARE SERVICES
            1,097,400      Cardinal Health, Inc.                      61,234,920

THE TORRAY FUND  AS OF:                                           MARCH 31, 2005

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

               SHARES                                            MARKET VALUE**
               ------                                            ---------------

     3.44% COMMUNICATIONS SERVICES
            2,629,060      The DIRECTV Group, Inc.*                   37,911,045
              547,400      Echostar Communications Corporation        16,011,450
                                                                 ---------------
                                                                      53,922,495
     2.73% COMPUTER SYSTEMS & INTEGRATION
            1,838,400      Intel Corporation                          42,706,032

     2.70% SPECIALTY RETAIL
              854,300      O'Reilly Automotive, Inc.*                 42,313,479

     2.59% PRINTING & IMAGING
            1,245,600      Eastman Kodak Co.                          40,544,280

     1.24% ELECTRONIC EQUIPMENT
              873,200      Agilent Technologies Inc.*                 19,385,040

     1.09% BEVERAGES
              359,100      Anheuser-Busch Cos., Inc.                  17,017,749

     0.85% REAL ESTATE
              422,500      CarrAmerica Realty Corporation             13,329,875

     0.65% UTILITIES
              941,600      Sierra Pacific Resources *                 10,122,200

     0.43% BANKING
              151,000      Bank of America Corporation                 6,659,100

     0.37% DIVERSIFIED TELECOMMUNICATION SERVICES
              242,400      SBC Communications, Inc.                    5,742,456

     0.10% ENERGY
               75,000      Pengrowth Energy Trust 'A'                  1,500,000
                                                                 ---------------

TOTAL COMMON STOCK                                                 1,525,680,856
                                                                 ---------------

NET ASSETS  100.00%                                              $ 1,565,653,662
                                                                 ===============


TOP 10 HOLDINGS

      1     Franklin Resources, Inc.

      2     Univision Communications Inc.*

      3     First Data Corporation

      4     Illinois Tool Works Inc.

      5     AMBAC Financial Group, Inc.

      6     Markel Corporation *

      7     Amgen Inc.*

      8     Cardinal Health, Inc.

      9     The Walt Disney Company

      10    Abbott Laboratories

*     non-income producing securities

** Securities Valuation - Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value,which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price.

THE TORRAY INSTITUTIONAL FUND  AS OF:                             MARCH 31, 2005

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

            SHARES                                                MARKET VALUE**
            ------                                                --------------

CASH & EQUIVALENTS   2.63%                                       $    28,788,280

COMMON STOCK        97.37%

   26.48% DIVERSIFIED FINANCIAL SERVICES
           701,900      Franklin Resources, Inc.                      48,185,435
           722,600      American Express Company                      37,119,962
           314,900      The Goldman Sachs Group, Inc.                 34,635,851
           435,800      AMBAC Financial Group, Inc.                   32,576,050
            85,500      Markel Corporation *                          29,515,455
           190,200      Fairfax Financial Holdings Ltd.               28,434,900
         1,017,300      Allied Capital Corporation                    26,551,530
           385,900      American International Group, Inc.            21,382,719
           510,512      JPMorgan Chase & Co.                          17,663,715
         1,446,800      LaBranche & Co. Inc.*                         13,455,240
                                                                 ---------------
                                                                     289,520,857
   12.04% MEDIA & ENTERTAINMENT
         1,690,800      Univision Communications Inc.*                46,818,252
         1,217,600      The Walt Disney Company                       34,981,648
           512,200      Tribune Company                               20,421,414
           545,300      Clear Channel Communications, Inc.            18,796,491
           134,300      Gannett Co., Inc.                             10,620,444
                                                                 ---------------
                                                                     131,638,249
    9.94% DIVERSIFIED MANUFACTURING
           402,700      Illinois Tool Works Inc.                      36,053,731
           856,300      General Electric Company                      30,878,178
           345,500      Emerson Electric Company                      22,433,315
           361,100      Danaher Corporation                           19,286,351
                                                                 ---------------
                                                                     108,651,575
    7.65% AEROSPACE & DEFENSE
           314,200      General Dynamics Corporation                  33,635,110
           259,000      United Technologies Corporation               26,329,940
           635,100      Honeywell International Inc.                  23,632,071
                                                                 ---------------
                                                                      83,597,121
    7.49% DIVERSIFIED MEDICAL PRODUCTS
           593,200      Medtronic, Inc.                               30,223,540
           593,100      Abbott Laboratories                           27,650,322
           356,900      Johnson & Johnson                             23,969,404
                                                                 ---------------
                                                                      81,843,266
    6.00% DATA PROCESSING & MGMT
         1,022,500      First Data Corporation                        40,194,475
           565,300      Automatic Data Processing, Inc.               25,410,235
                                                                 ---------------
                                                                      65,604,710
    5.28% PHARMACEUTICALS
           733,500      Amgen Inc.*                                   42,697,035
           570,800      Pfizer Inc.                                   14,994,916
                                                                 ---------------
                                                                      57,691,951
    4.07% COMMUNICATIONS SERVICES
         2,148,544      The DIRECTV Group, Inc.*                      30,982,005
           460,700      Echostar Communications Corporation           13,475,475
                                                                 ---------------
                                                                      44,457,480

THE TORRAY INSTITUTIONAL FUND  AS OF:                             MARCH 31, 2005

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

            SHARES                                                MARKET VALUE**
            ------                                                --------------

    3.99% HEALTH CARE SERVICES
           781,700      Cardinal Health, Inc.                         43,618,860

    2.89% COMPUTER SYSTEMS & INTEGRATION
         1,361,800      Intel Corporation                             31,634,614

    2.54% SPECIALTY RETAIL
           561,900      O'Reilly Automotive, Inc.*                    27,830,907

    2.26% PRINTING & IMAGING
           759,500      Eastman Kodak Co.                             24,721,725

    1.80% ELECTRONIC EQUIPMENT
           886,800      Agilent Technologies Inc.*                    19,686,960

    1.79% BEVERAGES
           412,200      Anheuser-Busch Cos., Inc.                     19,534,158

    0.98% UTILITIES
         1,000,000      Sierra Pacific Resources *                    10,750,000

    0.86% BANKING
           212,000      Bank of America Corporation                    9,349,200

    0.64% DIVERSIFIED TELECOMMUNICATION SERVICES
           295,000      SBC Communications, Inc.                       6,988,550

    0.53% REAL ESTATE
           184,000      CarrAmerica Realty Corporation                 5,805,200

    0.14% ENERGY
            75,000      Pengrowth Energy Trust 'A'                     1,500,000
                                                                 ---------------

TOTAL COMMON STOCK                                                 1,064,425,383
                                                                 ---------------

NET ASSETS  100.00%                                              $ 1,093,213,663
                                                                 ===============

TOP 10 HOLDINGS

      1     Franklin Resources, Inc.

      2     Univision Communications Inc.*

      3     Cardinal Health, Inc.

      4     Amgen Inc.*

      5     First Data Corporation

      6     American Express Company

      7     Illinois Tool Works Inc.

      8     The Walt Disney Company

      9     The Goldman Sachs Group, Inc.

      10    General Dynamics Corporation

*     non-income producing securities

** Securities Valuation - Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value,which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund
             -------------------------------------------------------

By (Signature and Title)*           /s/ William M Lane
                         -------------------------------------------------------
                                    William M Lane, President & Secretary
                                    (principal executive officer)

Date    May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ William M Lane
                         -------------------------------------------------------
                                    William M Lane, President & Secretary
                                    (principal executive officer)

Date    May 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Douglas C. Eby
                         -------------------------------------------------------
                                    Douglas C. Eby, Vice President & Treasurer
                                    (principal financial officer)

Date    May 25, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.